1 Operations (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Disclosure of joint ventures [line items]
Percentage interest in shares of acquired		100.00%
Net operating revenue increased	R$ 10,792
Net operating revenue	16,255,066	R$ 105,184
Net income increased	7,682
Net income	R$ 2,070,551	R$ 2,062,869	R$ 1,444,004	R$ 1,118,255
Description of business combination		The business combination occurred with the payment of R$ 133,739, corresponding to 100% of SPE Uirapuru shares, of which R$ 142 was paid in December 2018 and R$ 133,597 during the first half of 2019. Considering the cash acquired from the subsidiary, in the amount of R$ 9,803, we have a net cash effect for the Company of R$ 123,936 (R$ 142 in 2018 and R$ 123,794 in 2019).
SPE Uirapuru Transmissora de Energia S.A. [Member] | Share Purchase and Sale Agreement [Member]
Disclosure of joint ventures [line items]
Percentage interest in shares of acquired					100.00%